LOANS AND ADVANCES TO CUSTOMERS (Details 4) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Sensitivity Analysis Simulation 1 [Member]
IfrsStatementLineItems [Line Items]
Weighting	100.00%
Constitution/ (Reversal)	R$ 58,510
Sensitivity Analysis Simulation 2 [Member]
IfrsStatementLineItems [Line Items]
Weighting	100.00%
Constitution/ (Reversal)	R$ (660,040)
Sensitivity Analysis Simulation 3 [Member]
IfrsStatementLineItems [Line Items]
Weighting	100.00%
Constitution/ (Reversal)	R$ 1,270,265